Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER FINANCIAL ASSETS
Financial assets at fair value through other comprehensive income, Current	$ 127,854	$ 127,854
Financial assets measured at amortized cost, current	156,773	118,547
Hedging derivatives, current	2,230,787	3,584,937
Non-Hedging derivatives, current	1,014,802	210,077
Other current financial assets	3,530,216	4,041,415
Financial assets at fair value through other comprehensive income, Non-current	2,326,509	2,358,143
Financial assets measured at amortized cost, non-current	0	0
Hedging derivatives, non-current	57,480,749	37,020,922
Non-Hedging derivatives non-current	20,382	0
Other non-current financial assets	$ 59,827,640	$ 39,379,065